Performance Management - Regents Park Hedged Market Strategy ETF	May 29, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund by showing the Fund’s performance from year to year and compared with those of a broad measure of market performance. The bar chart shows performance of the Fund’s shares for each calendar year since the Fund’s inception. The performance table includes a comparison of the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting www.RegentsParkFunds.com or by calling 1-866-866-4848.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund by showing the Fund’s performance from year to year and compared with those of a broad measure of market performance.
Bar Chart [Heading]	Performance Bar Chart for Calendar Year Ended December 31st
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter	03/31/2024	8.71%
Worst Quarter	03/31/2025	-4.12%
The year-to-date return as of the most recent calendar quarter, which ended March 31, 2026, was -4.24%
Year to Date Return, Label [Optional Text]	The year-to-date return as of the most recent calendar quarter
Bar Chart, Year to Date Return	(4.24%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	8.71%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(4.12%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Heading	Performance Table Average Annual Total Returns (For the year ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	One Year	Since Inception(1)
Return before taxes	10.42%	5.94%
Return after taxes on Distributions	6.79%	3.89%
Return after taxes on Distributions and Sale of Fund Shares	6.99%	3.79%
S&P 500 Total Return Index(2) (reflects no deduction for fees, expenses or taxes)	17.88%	12.81%

(1)	Inception date is March 30, 2022.

(2)	The S&P 500 Total Return Index is a market capitalization-weighted index of 500 widely held common stocks. Investors may not invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.RegentsParkFunds.com
Performance Availability Phone [Text]	1-866-866-4848